Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Summary of Total Assets, Liabilities, and Equity of the Company's Consolidated VEI
The following table presents a summary of the total assets, liabilities, and equity of the Company’s consolidated VIE, which is comprised solely of Fathom OpCo.

Period Ended December 31, 2021 (Successor) Fathom OpCo Standalone

Total assets	$1,566,106
Total liabilities	193,437
Total equity	1,372,669